PENSIONS - Asset Allocation (Details) - Pensions	Dec. 31, 2018	Dec. 31, 2017
Marine Scheme
Pensions:
Target allocation	100.00%	100.00%
Marine Scheme | Cash
Pensions:
Target allocation	100.00%	10000.00%
UK Scheme
Pensions:
Target allocation	100.00%	100.00%
UK Scheme | Equity
Pensions:
Target allocation	100.00%	76.50%
UK Scheme | Bonds
Pensions:
Target allocation	0.00%	23.50%